Annual Total Returns	Jan. 27, 2025
Calendar Year Return 2015 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.53%)	[1]
Calendar Year Return 2015 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.71%)	[2]
Calendar Year Return 2015 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.19%)	[3]
Calendar Year Return 2015 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.56%)	[4]
Calendar Year Return 2015 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(2.73%)	[5]
Calendar Year Return 2015 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.31%)	[6]
Calendar Year Return 2015 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.61%)	[7]
Calendar Year Return 2015 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.95%)	[8]
Calendar Year Return 2015 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.52%)	[9]
Calendar Year Return 2015 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.90%)	[10]
Calendar Year Return 2015 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.75%)	[11]
Calendar Year Return 2015 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(1.19%)	[12]
Calendar Year Return 2016 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.01%	[1]
Calendar Year Return 2016 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.68%	[2]
Calendar Year Return 2016 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.33%	[3]
Calendar Year Return 2016 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.08%	[4]
Calendar Year Return 2016 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.63%	[5]
Calendar Year Return 2016 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.24%	[6]
Calendar Year Return 2016 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.74%	[7]
Calendar Year Return 2016 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.47%	[8]
Calendar Year Return 2016 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.57%	[9]
Calendar Year Return 2016 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.31%	[10]
Calendar Year Return 2016 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.55%	[11]
Calendar Year Return 2016 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.37%	[12]
Calendar Year Return 2017 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.73%	[1]
Calendar Year Return 2017 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.46%	[2]
Calendar Year Return 2017 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.87%	[3]
Calendar Year Return 2017 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.53%	[4]
Calendar Year Return 2017 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.91%	[5]
Calendar Year Return 2017 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.82%	[6]
Calendar Year Return 2017 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.27%	[7]
Calendar Year Return 2017 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.84%	[8]
Calendar Year Return 2017 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.08%	[9]
Calendar Year Return 2017 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.72%	[10]
Calendar Year Return 2017 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.10%	[11]
Calendar Year Return 2017 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.64%	[12]
Calendar Year Return 2018 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.00%)	[1]
Calendar Year Return 2018 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(3.20%)	[2]
Calendar Year Return 2018 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(4.25%)	[3]
Calendar Year Return 2018 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(4.43%)	[4]
Calendar Year Return 2018 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(8.73%)	[5]
Calendar Year Return 2018 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(8.93%)	[6]
Calendar Year Return 2018 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(7.68%)	[7]
Calendar Year Return 2018 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(7.93%)	[8]
Calendar Year Return 2018 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(9.35%)	[9]
Calendar Year Return 2018 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(9.59%)	[10]
Calendar Year Return 2018 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(11.08%)	[11]
Calendar Year Return 2018 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(11.30%)	[12]
Calendar Year Return 2019 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.91%	[1]
Calendar Year Return 2019 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.79%	[2]
Calendar Year Return 2019 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.19%	[3]
Calendar Year Return 2019 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.97%	[4]
Calendar Year Return 2019 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.99%	[5]
Calendar Year Return 2019 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.06%	[6]
Calendar Year Return 2019 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.42%	[7]
Calendar Year Return 2019 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.15%	[8]
Calendar Year Return 2019 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.63%	[9]
Calendar Year Return 2019 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	22.25%	[10]
Calendar Year Return 2019 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	25.01%	[11]
Calendar Year Return 2019 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.64%	[12]
Calendar Year Return 2020 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.03%	[1]
Calendar Year Return 2020 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.69%	[2]
Calendar Year Return 2020 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.19%	[3]
Calendar Year Return 2020 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.84%	[4]
Calendar Year Return 2020 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.78%	[5]
Calendar Year Return 2020 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.69%	[6]
Calendar Year Return 2020 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.84%	[7]
Calendar Year Return 2020 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.62%	[8]
Calendar Year Return 2020 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	20.19%	[9]
Calendar Year Return 2020 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.95%	[10]
Calendar Year Return 2020 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.89%	[11]
Calendar Year Return 2020 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	19.52%	[12]
Calendar Year Return 2021 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.20%)	[1]
Calendar Year Return 2021 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(0.53%)	[2]
Calendar Year Return 2021 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.31%	[3]
Calendar Year Return 2021 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.80%	[4]
Calendar Year Return 2021 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.50%	[5]
Calendar Year Return 2021 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.13%	[6]
Calendar Year Return 2021 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.13%	[7]
Calendar Year Return 2021 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.67%	[8]
Calendar Year Return 2021 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.17%	[9]
Calendar Year Return 2021 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.66%	[10]
Calendar Year Return 2021 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.40%	[11]
Calendar Year Return 2021 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.99%	[12]
Calendar Year Return 2022 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(6.68%)	[1]
Calendar Year Return 2022 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(7.07%)	[2]
Calendar Year Return 2022 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(9.33%)	[3]
Calendar Year Return 2022 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(9.66%)	[4]
Calendar Year Return 2022 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(11.01%)	[5]
Calendar Year Return 2022 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(11.40%)	[6]
Calendar Year Return 2022 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(12.96%)	[7]
Calendar Year Return 2022 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(13.33%)	[8]
Calendar Year Return 2022 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(14.73%)	[9]
Calendar Year Return 2022 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(15.05%)	[10]
Calendar Year Return 2022 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(15.67%)	[11]
Calendar Year Return 2022 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(15.99%)	[12]
Calendar Year Return 2023 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.11%	[1]
Calendar Year Return 2023 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.70%	[2]
Calendar Year Return 2023 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.20%	[3]
Calendar Year Return 2023 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.74%	[4]
Calendar Year Return 2023 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.12%	[5]
Calendar Year Return 2023 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.70%	[6]
Calendar Year Return 2023 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.45%	[7]
Calendar Year Return 2023 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.01%	[8]
Calendar Year Return 2023 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.21%	[9]
Calendar Year Return 2023 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.75%	[10]
Calendar Year Return 2023 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.83%	[11]
Calendar Year Return 2023 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.34%	[12]
Calendar Year Return 2024 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.12%	[1]
Calendar Year Return 2024 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND | R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Annual Return [Percent]	2.77%	[2]
Calendar Year Return 2024 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.52%	[3]
Calendar Year Return 2024 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND | R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.17%	[4]
Calendar Year Return 2024 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.24%	[5]
Calendar Year Return 2024 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND | R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.84%	[6]
Calendar Year Return 2024 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.96%	[7]
Calendar Year Return 2024 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND | R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.50%	[8]
Calendar Year Return 2024 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.07%	[9]
Calendar Year Return 2024 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND | R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Annual Return [Percent]	11.69%	[10]
Calendar Year Return 2024 [Member] | Fund Summary | Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.47%	[11]
Calendar Year Return 2024 [Member] | Fund Summary | R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.00%	[12]

[1]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[2]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[3]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[4]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[5]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[6]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[7]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[8]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[9]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[10]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[11]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.
[12]	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.